Aegis Value Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 4.2%
Household Durables - 2.1%
Bassett Furniture Industries, Inc.(a)	456,855	$6,743,180
		$–
Textiles, Apparel & Luxury Goods - 2.1%
Delta Apparel, Inc.(a)(b)	674,352	2,016,312
Superior Group of Cos., Inc.	296,921	4,905,135
		6,921,447
Total Consumer Discretionary		13,664,627

Energy - 36.4%(c)
Energy Equipment & Services - 9.8%
AKITA Drilling Ltd. - Class A(a)(b)(g)	5,945,285	6,759,248
Enerflex Ltd.	511,060	2,979,480
Koil Energy Solutions, Inc.(a)(b)	766,584	402,457
Natural Gas Services Group, Inc.(a)(b)	843,293	16,385,183
Precision Drilling Corp.(b)(g)	86,267	5,803,781
Wolverine Energy & Infrastructure, Inc.(b)(d)(g)	475,591	0
		32,330,149
Oil, Gas & Consumable Fuels - 26.6%
Adams Resources & Energy, Inc.	108,876	3,157,404
ARC Resources Ltd.(g)	477,703	8,516,871
Ardmore Shipping Corp.	68,579	1,126,067
Athabasca Oil Corp.(b)(g)	500,000	1,930,530
Hallador Energy Company(a)(b)	1,916,083	10,212,723
International Petroleum Corp.(b)(g)	1,839,691	21,798,413
MEG Energy Corp.(b)(g)	902,576	20,722,833
Peabody Energy Corp.	444,732	10,789,198
SEPLAT Energy PLC(h)	3,133,891	5,738,268
Vermilion Energy, Inc.(g)	280,000	3,481,009
		87,473,316
Total Energy		119,803,465

Financials - 4.6%
Banks - 3.8%
Bank of Cyprus Holdings PLC(h)	3,143,618	12,460,043
		$–
Capital Markets - 0.7%
Hennessy Advisors, Inc.	140,536	969,698
Westwood Holdings Group, Inc.	97,606	1,202,506
		2,172,204
Insurance - 0.1%
Conifer Holdings, Inc.(a)(b)	430,026	485,929
Total Financials		15,118,176

Industrials - 1.0%
Construction & Engineering - 0.1%
Matrix Service Co.(b)	32,180	419,305
		$–
Machinery - 0.9%
Mayville Engineering Co., Inc.(b)	201,476	2,887,151
Total Industrials		3,306,456

Information Technology - 0.1%
Communications Equipment - 0.1%
EMCORE Corp.(b)	975,350	336,496
Total Information Technology		336,496

Materials - 50.8%(c)
Diversified Metals & Mining - 12.3%
Alphamin Resources Corp.(g)	5,423,063	3,683,303
Amerigo Resources Ltd.(a)(g)	18,172,738	20,794,909
C3 Metals, Inc.(b)(e)(g)	1,648,351	535,436
Excelsior Mining Corp.(b)(g)	2,483,258	265,824
Kenmare Resources PLC(h)	3,573,650	14,739,306
Solitario Resources Corp.(b)	620,433	372,136
		40,390,914
Gold, Silver, & Precious Metals & Minerals - 22.2%
Cabral Gold, Inc.(a)(b)(e)(g)	12,911,156	1,620,388
Catalyst Metals Ltd.(b)(i)	3,683,955	1,538,783
Condor Gold PLC(b)(e)(h)	2,810,000	886,659
Dundee Precious Metals, Inc.(g)	606,525	4,612,017
Eldorado Gold Corp.(b)(g)	374,946	5,270,364
Equinox Gold Corp.(b)(e)(g)	2,386,790	14,395,980
Erdene Resource Development Corp.(b)(e)(g)	12,000,338	3,632,305
G Mining Ventures Corp.(b)(g)	3,809,011	5,314,703
GoldQuest Mining Corp.(b)(g)	2,849,300	315,525
i-80 Gold Corp.(b)(g)	1,064,476	1,398,817
Lion One Metals Ltd.(b)(e)(g)	1,147,732	368,583
Loncor Gold, Inc.(b)(e)(g)	4,142,858	1,070,466
Minera Alamos, Inc.(a)(b)(e)(g)	37,611,661	8,607,741
Mundoro Capital, Inc.(b)(e)(g)	2,714,573	320,647
Newcore Gold Ltd.(a)(b)(e)(g)	10,666,668	1,417,445
O3 Mining, Inc.(b)(g)	1,509,956	1,594,062
Orezone Gold Corp.(b)(g)	15,850,751	9,946,579
Perseus Mining Ltd.(i)	5,226,073	7,328,408
Revival Gold, Inc.(a)(b)(e)(g)	8,183,049	2,205,022
Toubani Resources Ltd.(b)(i)	1,300,000	127,943
TriStar Gold, Inc.(b)(g)	351,164	33,702
Troilus Gold Corp.(b)(g)	2,773,220	1,044,142
		73,050,281
Mining Services - 4.8%
Capital Ltd.(h)	8,899,687	10,135,264
Geodrill Ltd.(a)(b)(g)	3,956,698	5,579,191
		15,714,455
Paper & Forest Products - 5.6%
Canfor Pulp Products, Inc.(b)(g)	174,467	217,673
Conifex Timber, Inc.(b)(g)	2,346,913	1,074,221
Interfor Corp.(g)	931,546	14,552,075
Mercer International, Inc.	264,447	2,631,248
		18,475,217
Steel - 5.9%
Algoma Steel Group, Inc.(g)	1,400,123	11,938,593
Stelco Holdings, Inc.(g)	229,299	7,561,763
		19,500,356
Total Materials		167,131,223
TOTAL COMMON STOCKS (Cost $258,917,795)		319,360,443

WARRANTS - 0.2%	Contracts	Value
Materials - 0.2% Metals & Mining – 0.2%
Gold, Silver, & Precious Metals & Minerals — 0.2%
Cabral Gold, Inc., Expires 03/17/2025, Exercise Price $0.20(b)(d)(e)(g)	7,500,000	263,003
Cabral Gold, Inc., Expires 11/25/2024, Exercise Price $0.21(b)(d)(e)(g)	5,000,000	64,597
Condor Gold PLC, Expires 06/10/2025, Exercise Price $0.35(b)(d)(e)(h)	1,425,000	78,311
Erdene Resource Development, Expires 07/08/2024, Exercise Price $0.45(b)(d)(e)(g)	2,083,333	53,523
Loncor Gold, Inc., Expires 05/27/2024, Exercise Price $0.75(b)(d)(e)(g)	500,000	0
Newcore Gold Ltd., Expires 06/28/2024, Exercise Price $0.20(b)(d)(e)(g)	5,333,334	83,472
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45(b)(d)(e)(g)	1,428,572	155,455
TOTAL WARRANTS (Cost $0)		698,361

SHORT-TERM INVESTMENTS - 2.4%
U.S. Treasury Bills - 2.4%	Par
3.88%, 04/04/2024(f)	1,000,000	999,569
4.72%, 04/11/2024(f)	1,000,000	998,558
4.92%, 04/18/2024(f)	1,000,000	997,539
4.98%, 04/23/2024(f)	1,000,000	996,818
5.03%, 04/30/2024(f)	1,000,000	995,809
5.08%, 05/07/2024(f)	1,000,000	994,784
5.10%, 05/14/2024(f)	1,000,000	993,765
5.16%, 05/21/2024(f)	1,000,000	992,694
TOTAL SHORT-TERM INVESTMENTS (Cost $7,969,612)		7,969,536

TOTAL INVESTMENTS - 99.7% (Cost $266,887,407)		328,028,340
Other Assets in Excess of Liabilities - 0.3%		1,094,722
TOTAL NET ASSETS - 100.0%		$329,123,062

Percentages are stated as a percent of net assets.

For purposes of this report, the securities in the portfolio have been organized utilizing their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $698,361 or 0.2% of net assets as of March 31, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $35,759,033 or 10.9% of the Fund’s net assets.

(f)	The rate shown is the effective yield as of March 31, 2024.
(g)	Country currency: Canadian Dollar (CAD)
(h)	Country currency: British Pound Sterling (GBP)
(i)	Country currency: Australian Dollar (AUD)

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2024
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,664,627	$-	$-	$13,664,627
Energy	114,065,197	5,738,268	-	119,803,465
Financials	2,658,133	12,460,043	-	15,118,176
Industrials	3,306,456	-	-	3,306,456
Information Technology	336,496	-	-	336,496
Materials	133,261,519	33,869,704	-	167,131,223
Warrants
Materials	-	-	698,361	698,361
Short-Term Investments
U.S. Treasury Bills	-	7,969,536	-	7,969,536
Total	$267,292,428	$60,037,551	$698,361	$328,028,340

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2024:

Investments	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Cabral Gold Inc. - Warrant, Exercise Price: C0.30, 11/25/2024	$ 64,597	Black Scholes Option Pricing Model	Pricing Model	N/A	$ 0.0338
Cabral Gold Inc. - Warrant, Exercise Price: C0.20, 05/17/2025	263,003	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0613
Condor Gold Plc, Exercise Price: C0.35, 06/10/2025	78,311	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0663
Erdene Resource Development - Warrant, Exercise Price: C0.45, 07/08/2024	53,523	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0236
Loncor Gold, Inc. - Warrant, Exercise Price: C0.75, 05/27/2024	-	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0060
Newcore Gold Ltd. - Warrant, Exercise Price: C0.20, 06/28/2024	83,472	Black Scholes Option Pricing Model	Pricing Model	N/A	0.0079
Revival Gold, Inc. - Warrant, Exercise Price: C0.45, 11/30/2026	155,455	Black Scholes Option Pricing Model	Pricing Model	N/A	0.1047

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2023	$-
Purchases	-
Sales	-
Realized gain included in earnings	-
Change in unrealized depreciation	(268,840)
Transfer into Level 3 during the period	967,201
Ending balance as of March 31, 2024	$698,361

Change in unrealized depreciation still held as of March 31, 2024	$(268,840)

Aegis Value Fund
Portfolio Characteristics
March 31, 2024 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks				97.1%
Consumer Discretionary			4.2%
Household Durables		2.1%
Textiles, Apparel & Luxury Goods		2.1%

Energy			36.4%
Energy Equipment & Services		9.8%
Oil, Gas & Consumable Fuels		26.6%

Financials			4.6%
Banks		3.8%
Capital Markets		0.7%
Insurance		0.1%

Industrials			1.0%
Construction & Engineering		0.1%
Machinery		0.9%

Information Technology			0.1%
Communications Equipment		0.1%

Materials			50.8%
Diversified Metals & Mining		12.3%
Gold, Silver, & Precious Metals & Minerals		22.2%
Mining Services		4.8%
Paper & Forest Products		5.6%
Steel		5.9%

Warrants				0.2%
Materials			0.2%
Metals & Mining		0.2%
Gold, Silver & Precious Metals & Minerals	0.2%
Short-Term Investments
United States Treasury Bills				2.4%
Other Assets in Excess of Liabilities				0.3%
Total Net Assets				100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2024 amounted to $89,491,925 representing 27.19% of net assets. A summary of affiliated transactions for the period ended March 31, 2024 is as follows:

	Share Balance December 31, 2023	Additions	Deductions	Share Balance March 31, 2024
AKITA Drilling Ltd	5,945,285	-	-	5,945,285
Amerigo Resources Ltd.	18,172,738	-	-	18,172,738
Bassett Furniture Industries Inc	456,855			456,855
Cabral Gold Inc.	12,911,156	-	-	12,911,156
Conifex Timber, Inc.	2,346,913	-	-	2,346,913
Delta Apparel Inc	674,352	-	-	674,352
Geodrill Ltd.	3,956,698	-	-	3,956,698
Hallador Energy Co.	1,971,083	-	(55,000)	1,916,083
Koil Energy Solutions, Inc.	766,584	-	-	766,584
Minera Alamos, Inc.	37,611,661	-	-	37,611,661
Natural Gas Services Group Inc	843,293	-	-	843,293
Newcore Gold Ltd	10,666,668	-	-	10,666,668
Revival Gold, Inc.	8,183,049	-	-	8,183,049

	Value December 31, 2023	Acquisitions	Dispositions	Corporate Actions
AKITA Drilling Ltd	6,146,968	-	-	6,146,968
Amerigo Resources Ltd.	19,063,511	-	-	-
Bassett Furniture Industries Inc	7,583,793	-	-	-
Cabral Gold Inc.	1,900,061	-	-	-
Conifex Timber, Inc.	1,168,984	-	-	-
Delta Apparel Inc	4,808,130	-	-	-
Geodrill Ltd.	5,345,073	-	-	-
Hallador Energy Co.	17,424,374	-	(400,289)	-
Koil Energy Solutions, Inc.	398,624	-	-	-
Minera Alamos, Inc.	9,083,228	-	-	-
Natural Gas Services Group Inc	13,560,151	-	-	-
Newcore Gold Ltd	13,560,151	-	-	-
Revival Gold, Inc.	2,130,601	-	-	-
Total	$96,026,681	$-	$(400,289)	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value March 31, 2024	Dividend Income
AKITA Drilling Ltd	5,945,285	-	-	5,945,285
Amerigo Resources Ltd.	-	1,731,399	20,794,910	301,279
Bassett Furniture Industries Inc	-	(840,612)	6,743,181	82,234
Cabral Gold Inc.	-	(279,672)	1,620,389	-
Conifex Timber, Inc.	-	(94,763)	1,074,221	-
Delta Apparel Inc	-	(2,791,817)	2,016,313	-
Geodrill Ltd.	-	234,118	5,579,191	-
Hallador Energy Co.	360,695	(7,172,057)	10,212,723	-
Koil Energy Solutions, Inc.	-	3,833	402,457	-
Minera Alamos, Inc.	-	(475,488)	8,607,740	-
Natural Gas Services Group Inc	-	2,825,032	16,385,183	-
Newcore Gold Ltd	-	290,443	13,850,594	-
Revival Gold, Inc.	-	74,422	2,205,023	-
Total	$360,695	$(6,495,162)	$89,491,925	$383,512

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.